UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Hilltop Park Associates LLC

Address:    410 Park Avenue, 6th Floor
            New York, New York  10022

13F File Number: 028-13771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Siegel
Title:      Chief Operating Officer
Phone:      (212) 644-4030

Signature, Place and Date of Signing:

/s/ Jason Siegel              New York, New York            August 14, 2012
-----------------------     --------------------     --------------------------
     [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       32

Form 13F Information Table Value Total:       $80,926
                                              (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

(1)   021-134078              Hilltop Park Fund QP LP

                                                             FORM 13F INFORMATION TABLE
                                                            Hilltop Park Associates LLC
                                                                   June 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/  PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN  CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   ------- ---  ----   ----------  -----    ----      ------ ----
ABBOTT LABS                          COM       002824100   4,835      75,000 SH          DEFINED     (1)       75,000
AETNA INC NEW                        COM       00817Y108   4,846     125,000      CALL   DEFINED     (1)      125,000
AMERICAN INTL GROUP INC            COM NEW     026874784   4,814     150,000 SH          DEFINED     (1)      150,000
AMYLIN PHARMACEUTICALS INC           COM       032346108     705      25,000 SH          DEFINED     (1)       25,000
AMYLIN PHARMACEUTICALS INC           COM       032346108     705      25,000      CALL   DEFINED     (1)       25,000
BOSTON SCIENTIFIC CORP               COM       101137107   1,985     350,000 SH          DEFINED     (1)      350,000
BRISTOL MYERS SQUIBB CO              COM       110122108   7,190     200,000 SH          DEFINED     (1)      200,000
BRISTOL MYERS SQUIBB CO              COM       110122108  10,785     300,000      CALL   DEFINED     (1)      300,000
BRISTOL MYERS SQUIBB CO              COM       110122108   7,190     200,000      CALL     SOLE               200,000
BROADCOM CORP                       CL A       111320107   1,688      50,000 SH          DEFINED     (1)       50,000
CELGENE CORP                         COM       151020104   3,208      50,000 SH          DEFINED     (1)       50,000
CUMMINS INC                          COM       231021106   1,938      20,000 SH          DEFINED     (1)       20,000
ELAN PLC                             ADR       284131208   1,459     100,000 SH          DEFINED     (1)      100,000
ELAN PLC                             ADR       284131208     438      30,000      CALL   DEFINED     (1)       30,000
EXPRESS SCRIPTS HLDG CO              COM       30219G108   4,187      75,000 SH          DEFINED     (1)       75,000
FINISAR CORP                       COM NEW     31787A507     748      50,000 SH          DEFINED     (1)       50,000
HERTZ GLOBAL HOLDINGS INC            COM       42805T105   1,728     135,000 SH          DEFINED     (1)      135,000
INCYTE CORP                          COM       45337C102   1,521      67,000      PUT    DEFINED     (1)       67,000
IRONWOOD PHARMACEUTICALS INC      COM CL A     46333X108     689      50,000 SH          DEFINED     (1)       50,000
ISHARES INC                      MSCI BRAZIL   464286400   2,585      50,000 SH          DEFINED     (1)       50,000
ISHARES TR                    FTSE CHINA25 IDX 464287184   1,683      50,000 SH          DEFINED     (1)       50,000
JOY GLOBAL INC                       COM       481165108   1,418      25,000 SH          DEFINED     (1)       25,000
LAM RESEARCH CORP                    COM       512807108     944      25,000 SH          DEFINED     (1)       25,000
MICROCHIP TECHNOLOGY INC             COM       595017104   1,654      50,000      PUT    DEFINED     (1)       50,000
MICRON TECHNOLOGY INC                COM       595112103   3,155     500,000 SH          DEFINED     (1)      500,000
ONCOTHYREON INC                      COM       682324108     234      50,000 SH          DEFINED     (1)       50,000
PIONEER NAT RES CO                   COM       723787107   1,323      15,000 SH          DEFINED     (1)       15,000
SANDISK CORP                         COM       80004C101   1,459      40,000 SH          DEFINED     (1)       40,000
SPDR SERIES TRUST              S&P METALS MNG  78464A755   2,072      50,000 SH          DEFINED     (1)       50,000
THRESHOLD PHARMACEUTICAL INC       COM NEW     885807206     740     100,000 SH          DEFINED     (1)      100,000
TRIANGLE PETE CORP                 COM NEW     89600B201     781     140,000 SH          DEFINED     (1)      140,000
WALGREEN CO                          COM       931422109   2,219      75,000 SH          DEFINED     (1)       75,000


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